8. Related-Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related-party Transactions Tables
Related-Party Transactions
	March 31	December 31
	2015	2014

Loans due to stockholders (current and former officers and directors)
Due within one year	$350	$600
Long-term	2,578	2,598
	$2,928	$3,198

	December 31	December 31
	2014	2013

Loans due to stockholders (current and former officers and directors)
Due within one year	$600	$3,500
Long-term	2,598	-
	$3,198	$3,500